General and administrative expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (7,723)	$ (6,533)
Office, rent and administration	(800)	(1,527)
Professional and legal	(452)	(1,308)
Share-based payments	(1,789)	(1,258)
Travel, marketing, investor relations and regulatory	(966)	(987)
Other	(98)	(47)
Total	$ (11,828)	$ (11,660)